Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($)	Preferred Stock	Common Stock	Common Stock to be Issued	Additional Paid-In Capital	Accumulated Deficit	Capital Reserve	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2022		$ 12,817		$ (12,812)	$ (3,633,058)	$ 899,917	$ 54,599	$ (2,678,537)
Balance (in Shares) at Dec. 31, 2022		128,161,013
Preferred stock issued	$ 1			(1)
Preferred stock issued (in Shares)	1,000
Reverse recapitalization		$ 655		(655)
Reverse recapitalization (in Shares)		6,545,531
Conversion of notes payable to equity		$ 3,059		23,114,844				23,117,903
Conversion of notes payable to equity (in Shares)		30,593,816
Stock issued for services		$ 456		10,630,075				10,630,531
Stock issued for services (in Shares)		4,562,451
Common stock issued against exercise of warrants		$ 9	$ 50,000	362,046				412,055
Common stock issued against exercise of warrants (in Shares)		90,514	12,500
Common stock issued against exercise of options		$ 5		49,995				50,000
Common stock issued against exercise of options (in Shares)		50,000
Stock grants		$ 72		5,575,914				$ 5,575,986
Stock grants (in Shares)		718,555						4,227,960
Share cancellation		$ (1)		1
Share cancellation (in Shares)		(10,000)
Stock compensation				3,738,530				3,738,530
Net income (Loss)					(20,878,292)		(250,098)	(21,128,390)
Balance at Dec. 31, 2023	$ 1	$ 17,072	$ 50,000	43,457,937	(24,511,350)	899,917	(195,499)	19,718,078
Balance (in Shares) at Dec. 31, 2023	1,000	170,711,880	12,500
Stock issued for services		$ 2		101,249				101,250
Stock issued for services (in Shares)		15,000
Common stock issued against exercise of warrants		$ 1	$ (50,000)	49,999
Common stock issued against exercise of warrants (in Shares)		12,500	(12,500)
Stock compensation				6,842,002				6,842,002
Net income (Loss)					(9,841,753)		(70,807)	(9,912,560)
Balance at Mar. 31, 2024	$ 1	$ 17,075		50,451,187	(34,353,103)	899,917	(266,306)	16,748,770
Balance (in Shares) at Mar. 31, 2024	1,000	170,739,380
Balance at Dec. 31, 2023	$ 1	$ 17,072	$ 50,000	43,457,937	(24,511,350)	899,917	(195,499)	19,718,078
Balance (in Shares) at Dec. 31, 2023	1,000	170,711,880	12,500
Net income (Loss)								(17,372,478)
Balance at Sep. 30, 2024	$ 1	$ 17,087		54,852,142	(41,739,156)	899,917	(340,171)	13,689,820
Balance (in Shares) at Sep. 30, 2024	1,000	170,864,380
Balance at Dec. 31, 2023	$ 1	$ 17,072	$ 50,000	43,457,937	(24,511,350)	899,917	(195,499)	19,718,078
Balance (in Shares) at Dec. 31, 2023	1,000	170,711,880	12,500
Stock issued for services		$ 14		171,236				171,250
Stock issued for services (in Shares)		149,039
Common stock issued against exercise of warrants		$ 1	$ (50,000)	49,999
Common stock issued against exercise of warrants (in Shares)		12,500	(12,500)
Stock grants		$ 70		5,477,442				5,477,512
Stock grants (in Shares)		705,865
Stock compensation				7,795,586				7,795,586
Net income (Loss)					(19,151,197)		(554,126)	(19,705,323)
Balance at Dec. 31, 2024	$ 1	$ 17,157		56,952,200	(43,662,547)	899,917	(749,625)	13,457,103
Balance (in Shares) at Dec. 31, 2024	1,000	171,579,284
Balance at Mar. 31, 2024	$ 1	$ 17,075		50,451,187	(34,353,103)	899,917	(266,306)	16,748,770
Balance (in Shares) at Mar. 31, 2024	1,000	170,739,380
Stock compensation				2,177,045				2,177,045
Net income (Loss)					(4,140,570)		(12,832)	(4,153,402)
Balance at Jun. 30, 2024	$ 1	$ 17,075		52,628,232	(38,493,673)	899,917	(279,138)	14,772,414
Balance (in Shares) at Jun. 30, 2024	1,000	170,739,380
Stock issued for services		$ 13		39,988				40,000
Stock issued for services (in Shares)		125,000
Stock compensation				2,183,922				2,183,922
Net income (Loss)					(3,245,483)		(61,033)	(3,306,516)
Balance at Sep. 30, 2024	$ 1	$ 17,087		54,852,142	(41,739,156)	899,917	(340,171)	13,689,820
Balance (in Shares) at Sep. 30, 2024	1,000	170,864,380
Balance at Dec. 31, 2024	$ 1	$ 17,157		56,952,200	(43,662,547)	899,917	(749,625)	13,457,103
Balance (in Shares) at Dec. 31, 2024	1,000	171,579,284
Conversion of notes payable to equity		$ 2,196		30,643,163				30,645,359
Conversion of notes payable to equity (in Shares)		21,966,416
Common stock issued against exercise of warrants		$ 1		(1)
Common stock issued against exercise of warrants (in Shares)		10,477
Stock compensation				2,110,467				2,110,467
Net income (Loss)					(5,681,353)		22,714	(5,658,639)
Balance at Mar. 31, 2025	$ 1	$ 19,354		89,705,829	(49,343,900)	899,917	(726,911)	40,554,290
Balance (in Shares) at Mar. 31, 2025	1,000	193,556,177
Balance at Dec. 31, 2024	$ 1	$ 17,157		56,952,200	(43,662,547)	899,917	(749,625)	13,457,103
Balance (in Shares) at Dec. 31, 2024	1,000	171,579,284
Net income (Loss)								(10,211,208)
Balance at Sep. 30, 2025	$ 1	$ 19,358		93,353,412	(53,318,557)	899,917	(1,304,825)	39,649,306
Balance (in Shares) at Sep. 30, 2025	1,000	193,592,410
Balance at Mar. 31, 2025	$ 1	$ 19,354		89,705,829	(49,343,900)	899,917	(726,911)	40,554,290
Balance (in Shares) at Mar. 31, 2025	1,000	193,556,177
Stock issued for services		$ 2		241,795				241,797
Stock issued for services (in Shares)		24,802
Common stock issued against exercise of options		$ 1		(1)
Common stock issued against exercise of options (in Shares)		7,431
Stock compensation				1,579,376				1,579,376
Net income (Loss)					(256,691)		(95,902)	(352,593)
Balance at Jun. 30, 2025	$ 1	$ 19,358		91,526,999	(49,600,593)	899,917	(822,813)	42,022,869
Balance (in Shares) at Jun. 30, 2025	1,000	193,588,410
Stock issued for services		$ 0		43,560				43,560
Stock issued for services (in Shares)		4,000
Common stock issued against exercise of options
Common stock issued against exercise of options (in Shares)
Stock compensation				1,782,853				1,782,853
Net income (Loss)					(3,717,964)		(482,012)	(4,199,976)
Balance at Sep. 30, 2025	$ 1	$ 19,358		$ 93,353,412	$ (53,318,557)	$ 899,917	$ (1,304,825)	$ 39,649,306
Balance (in Shares) at Sep. 30, 2025	1,000	193,592,410